Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Trade and other payables
10. Trade and other payables
Trade and other payables comprise the following:

	2021	2020
	$	$
Trade payables	29,720	20,307
Accrued bonuses and other compensation-related liabilities	30,460	13,541
Sales tax	10,358	6,073
Interest payable	262	1,212
Due to processors	6,497	3,644
Due to merchants not related to segregated funds	14,991	14,823
Other accrued liabilities	9,560	5,179
	101,848	64,779
Information about the Company's exposure to currency and liquidity risk is included in note 21.